Consolidated Statements of Mezzanine Equity and Stockholders' Deficit - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital Cosmopolitan Travel Services, Inc	Additional Paid-in Capital Rocketrip	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Cosmopolitan Travel Services, Inc	Rocketrip	Total
Balance at beginning (in shares) at Dec. 31, 2019	1
Balance at the beginning at Dec. 31, 2019				$ 100,226	$ 37	$ (109,378)			$ (9,115)
Stock based compensation				15					15
Parent unit issued for acquisition		$ 10,428	$ 699				$ 10,428	$ 699
Parent put options issued for acquisition		$ 25,020	$ 5,045				$ 25,020	$ 5,045
Parent unit issued to lenders				6,525					6,525
Capital contribution from Parent				11,571					11,571
Currency translation adjustment					1				1
Net income (loss)						(41,734)			$ (41,734)
Balance at ending (in shares) at Dec. 31, 2020	1								1
Balance at the end at Dec. 31, 2020				159,529	38	(151,112)			$ 8,455
Balance at ending (in shares) at Dec. 31, 2020	1								1
Balance at the end at Dec. 31, 2020				159,529	38	(151,112)			$ 8,455
Balance at ending (in shares) at Mar. 31, 2021	1
Balance at the end at Mar. 31, 2021				159,529	(23)	(163,463)			$ (3,957)
Balance at beginning (in shares) at Dec. 31, 2020	1								1
Balance at the beginning at Dec. 31, 2020				159,529	38	(151,112)			$ 8,455
Stock based compensation				3,771					3,771
Currency translation adjustment					(92)				(92)
Net income (loss)						(25,429)			(25,429)
Balance at ending (in shares) at Jun. 30, 2021	1
Balance at the end at Jun. 30, 2021				163,300	(54)	(176,541)			$ (13,295)
Balance at beginning (in shares) at Dec. 31, 2020	1								1
Balance at the beginning at Dec. 31, 2020				159,529	38	(151,112)			$ 8,455
Stock based compensation				3,936					3,936
Currency translation adjustment					(311)				(311)
Net income (loss)						(38,905)			$ (38,905)
Balance at ending (in shares) at Dec. 31, 2021	1								1
Balance at the end at Dec. 31, 2021				163,465	(273)	(190,017)			$ (26,825)
Balance at beginning (in shares) at Mar. 31, 2021	1
Balance at the beginning at Mar. 31, 2021				159,529	(23)	(163,463)			(3,957)
Stock based compensation				3,771					3,771
Currency translation adjustment					(31)				(31)
Net income (loss)						(13,078)			(13,078)
Balance at ending (in shares) at Jun. 30, 2021	1
Balance at the end at Jun. 30, 2021				163,300	(54)	(176,541)			$ (13,295)
Balance at beginning (in shares) at Dec. 31, 2021	1								1
Balance at the beginning at Dec. 31, 2021				163,465	(273)	(190,017)			$ (26,825)
Balance at the end at Mar. 31, 2022				163,545	(502)	(197,008)			$ (33,965)
Balance at beginning (in shares) at Dec. 31, 2021	1								1
Balance at the beginning at Dec. 31, 2021				163,465	(273)	(190,017)			$ (26,825)
Stock based compensation				161					161
Currency translation adjustment					(172)				(172)
Net income (loss)						(9,104)			$ (9,104)
Balance at ending (in shares) at Jun. 30, 2022									1
Balance at the end at Jun. 30, 2022				163,626	(445)	(199,121)			$ (35,940)
Balance at the beginning at Mar. 31, 2022				163,545	(502)	(197,008)			(33,965)
Stock based compensation				81					81
Currency translation adjustment					57				57
Net income (loss)						(2,113)			$ (2,113)
Balance at ending (in shares) at Jun. 30, 2022									1
Balance at the end at Jun. 30, 2022				$ 163,626	$ (445)	$ (199,121)			$ (35,940)